                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending Sept. 30, 2004

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.         S.E.C. File Number 28-6694

Business Address:

45 Milk Street            Boston               MA                02109
---------------           -------              ------            ------
Street                    City                 State             Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700

ATTENTION   -   Intentional misstatements of omissions of facts constitute
                Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C.
                78ff(a).

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 22nd day of October 2004.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)


                                         /s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         125
Form 13F Information Table Value Total:         246,599,743 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

        NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.             Form 13F file number            Name


--------        --------------------            ------------------

                             Appleton Partners, Inc.
                                13F SEC APPRAISAL
                                    30-Sep-04

                                                                                       Investment Discretion    Voting Authority
                                Security                                                Sole   Shared  Other   Sole  Shared  None
         Security                 Type          Cusip       Market Value    Quantity    (A)     (B)     (C)     (A)    (B)    (C)
---------------------------   ------------    ---------     ------------    --------   -----   ------  -----   ----  ------  ----
3M CO COM                     COMMON STOCK    88579Y101        6,352,657      79,438     X                       X
ALBERTO CULVER CO CL B CONV   COMMON STOCK    013068101          398,364       9,162     X                       X
ALLSTATE CORP COM             COMMON STOCK    020002101          211,156       4,400     X                       X
AMERICAN EXPRESS CO COM       COMMON STOCK    025816109        4,924,876      95,703     X                       X
AMERICAN INTL GROUP COM       COMMON STOCK    026874107        3,315,600      48,766     X                       X
AMGEN INC COM                 COMMON STOCK    031162100          670,188      11,797     X                       X
ANHEUSER BUSCH COS INC COM    COMMON STOCK    035229103          303,396       6,074     X                       X
APACHE CORP COM               COMMON STOCK    037411105        7,988,787     159,425     X                       X
APOLLO GROUP INC CL A         COMMON STOCK    037604105          265,966       3,625     X                       X
APPLETON EQUITY GROWTH FUND   MUTUAL FUNDS    038042107        2,198,995     342,523     X                       X
APPLIED MATLS INC COM         COMMON STOCK    038222105        2,092,301     126,883     X                       X
ATLAS CONS MNG&DEV CP CL B    COMMON STOCK    049249303            3,827      76,533     X                       X
AUTOMATIC DATA PROCESS COM    COMMON STOCK    053015103          202,468       4,900     X                       X
AVON PRODS INC COM            COMMON STOCK    054303102        5,629,042     128,870     X                       X
BAKER HUGHES INC COM          COMMON STOCK    057224107          328,774       7,520     X                       X
BANK OF AMERICA CORP COM      COMMON STOCK    060505104        8,854,647     204,354     X                       X
BARD C R INC COM              COMMON STOCK    067383109        5,629,022      99,400     X                       X
BECTON DICKINSON & CO COM     COMMON STOCK    075887109          236,527       4,575     X                       X
BELLSOUTH CORP COM            COMMON STOCK    079860102          226,099       8,337     X                       X
BJ SVCS CO COM                COMMON STOCK    055482103          615,555      11,745     X                       X
BORG WARNER INC COM           COMMON STOCK    099724106        4,259,952      98,405     X                       X
BP PLC SPONSORED ADR          COMMON STOCK    055622104        1,221,362      21,230     X                       X
BRISTOL MYERS SQUIBB COM      COMMON STOCK    110122108          739,309      31,234     X                       X
CARLISLE COS INC COM          COMMON STOCK    142339100          383,580       6,000     X                       X
CATERPILLAR INC DEL COM       COMMON STOCK    149123101          327,834       4,075     X                       X
CENTEX CORP COM               COMMON STOCK    152312104          209,409       4,150     X                       X
CHECK POINT SOFTWARE ORD      COMMON STOCK    M22465104        1,002,078      59,050     X                       X
CHEVRONTEXACO CORP COM        COMMON STOCK    166764100          530,714       9,894     X                       X
CISCO SYS INC COM             COMMON STOCK    17275R102        2,812,487     155,386     X                       X
CITIGROUP INC COM             COMMON STOCK    172967101        4,755,430     107,784     X                       X
COCA COLA CO COM              COMMON STOCK    191216100        1,022,476      25,530     X                       X
COLGATE PALMOLIVE CO COM      COMMON STOCK    194162103          329,362       7,290     X                       X
CONAGRA FOODS INC COM         COMMON STOCK    205887102          367,010      14,275     X                       X

COSTCO WHSL CORP NEW COM      COMMON STOCK    22160K105          211,701       5,100     X                       X
DANAHER CORP DEL COM          COMMON STOCK    235851102        2,970,650      57,930     X                       X
DELL INC COM                  COMMON STOCK    24702R101          322,714       9,065     X                       X
DIEBOLD INC COM               COMMON STOCK    253651103          782,225      16,750     X                       X
DISNEY WALT CO COM DISNEY     COMMON STOCK    254687106          504,827      22,387     X                       X
DNAPRINT GENOMICS INC COM     COMMON STOCK    23324Q103            1,900     100,000     X                       X
DU PONT E I DE NEMOURS COM    COMMON STOCK    263534109          377,410       8,818     X                       X
EATON CORP COM                COMMON STOCK    278058102          300,563       4,740     X                       X
ECOLAB INC COM                COMMON STOCK    278865100        1,934,346      61,525     X                       X
ENERGAS RES INC COM           COMMON STOCK    29265E108           15,000      20,000     X                       X
EXPEDITORS INTL WASH COM      COMMON STOCK    302130109        4,344,351      84,030     X                       X
EXXON MOBIL CORP COM          COMMON STOCK    30231G102       13,493,482     279,195     X                       X
FEDERATED EQUITY FDS          MUTUAL FUNDS    314172677          191,811      38,750     X                       X
 KAUFMANN CL A
FEDERATED INCOME TR INSTL     MUTUAL FUNDS    314199100          155,412      14,773     X                       X
 SHRS
FEDERATED INVS INC PA CL B    COMMON STOCK    314211103          452,907      15,925     X                       X
FEDERATED STK TR SH BEN INT   MUTUAL FUNDS    313900102          243,398       7,111     X                       X
FEDERATED TOTAL RETURN TOTL   MUTUAL FUNDS    31428Q101          164,950      15,259     X                       X
 RET INSTL
FLEXTRONICS INTL LTD ORD      COMMON STOCK    Y2573F102          307,281      23,191     X                       X
FOREST LABS INC COM           COMMON STOCK    345838106        2,394,570      53,260     X                       X
FRIEDMAN BILLINGS RMSY CL A   COMMON STOCK    358434108        3,755,041     196,599     X                       X
GANNETT INC COM               COMMON STOCK    364730101          240,810       2,875     X                       X
GENERAL ELEC CO COM           COMMON STOCK    369604103        9,520,937     283,530     X                       X
GILLETTE CO COM               COMMON STOCK    375766102        3,219,865      77,141     X                       X
GLYCOGENESYS INC COM          COMMON STOCK    37989P101           13,500      30,000     X                       X
HARLEY DAVIDSON INC COM       COMMON STOCK    412822108          424,996       7,150     X                       X
HERSHEY FOODS CORP COM        COMMON STOCK    427866108        2,228,301      47,705     X                       X
HOME DEPOT INC COM            COMMON STOCK    437076102        1,152,676      29,405     X                       X
ILLINOIS TOOL WKS INC COM     COMMON STOCK    452308109          584,828       6,277     X                       X
INTEL CORP COM                COMMON STOCK    458140100        5,063,264     252,406     X                       X
INTERNATIONAL BUS MACH COM    COMMON STOCK    459200101        2,195,287      25,604     X                       X
IRON MTN INC PA COM           COMMON STOCK    462846106        4,416,308     130,467     X                       X
ISHARES TR MSCI EAFE IDX      COMMON STOCK    464287465          289,870       2,050     X                       X
J P MORGAN CHASE & CO COM     COMMON STOCK    46625H100          383,792       9,660     X                       X
JABIL CIRCUIT INC COM         COMMON STOCK    466313103        1,668,650      72,550     X                       X
JOHNSON & JOHNSON COM         COMMON STOCK    478160104        5,440,802      96,588     X                       X
KELLOGG CO COM                COMMON STOCK    487836108          489,182      11,467     X                       X
LABORATORY AMER HLDGS         COMMON STOCK    50540R409          772,095      17,660     X                       X
 COM NEW
LILLY ELI & CO COM            COMMON STOCK    532457108        2,428,902      40,448     X                       X
LOWES COS INC COM             COMMON STOCK    548661107          259,521       4,775     X                       X
MASCO CORP COM                COMMON STOCK    574599106        4,044,326     117,125     X                       X
MEDTRONIC INC COM             COMMON STOCK    585055106        1,211,657      23,346     X                       X

MERCK & CO INC COM            COMMON STOCK    589331107        1,017,225      30,825     X                       X
MERRILL LYNCH & CO INC COM    COMMON STOCK    590188108        3,065,934      61,664     X                       X
MICROSOFT CORP COM            COMMON STOCK    594918104        5,154,043     186,403     X                       X
MORGAN STANLEY COM NEW        COMMON STOCK    617446448          243,493       4,939     X                       X
NEWELL RUBBERMAID INC COM     COMMON STOCK    651229106        1,679,352      83,800     X                       X
NIKE INC CL B                 COMMON STOCK    654106103          709,200       9,000     X                       X
NORTH STAR DIAMONDS COM       COMMON STOCK    662566108            3,300     100,000     X                       X
NORTHERN TR CORP COM          COMMON STOCK    665859104          416,160      10,200     X                       X
OFFICE DEPOT INC COM          COMMON STOCK    676220106          187,123      12,450     X                       X
OMNICOM GROUP INC COM         COMMON STOCK    681919106        1,112,338      15,225     X                       X
PATTERSON DENTAL CO COM       COMMON STOCK    703395103        1,691,593      22,095     X                       X
PEPSICO INC COM               COMMON STOCK    713448108        4,337,245      89,152     X                       X
PFIZER INC COM                COMMON STOCK    717081103        6,925,545     226,325     X                       X
POLARIS INDS INC COM          COMMON STOCK    731068102        2,235,200      40,043     X                       X
PRAXAIR INC COM               COMMON STOCK    74005P104        4,629,853     108,326     X                       X
PROCTER & GAMBLE CO COM       COMMON STOCK    742718109        5,735,847     105,984     X                       X
PULTE HOMES INC COM           COMMON STOCK    745867101        6,325,713     103,075     X                       X
QUALCOMM INC COM              COMMON STOCK    747525103          623,859      15,980     X                       X
QUEST DIAGNOSTICS INC COM     COMMON STOCK    74834L100        2,954,488      33,490     X                       X
ROYAL DUTCH PETE CO           COMMON STOCK    780257804          402,067       7,792     X                       X
 NY REG EUR .56
SAFECO CORP COM               COMMON STOCK    786429100        4,655,387     101,980     X                       X
SANMINA SCI CORP COM          COMMON STOCK    800907107           92,355      13,100     X                       X
SBC COMMUNICATIONS INC COM    COMMON STOCK    78387G103          720,709      27,773     X                       X
SCHEIN HENRY INC COM          COMMON STOCK    806407102          333,358       5,350     X                       X
SCHLUMBERGER LTD COM          COMMON STOCK    806857108        2,489,662      36,988     X                       X
SCOTTS CO CL A                COMMON STOCK    810186106        1,731,729      26,995     X                       X
SCRIPPS E W CO OHIO CL A      COMMON STOCK    811054204        1,128,086      23,610     X                       X
SEA CONTAINERS LTD CL A       COMMON STOCK    811371707          346,863      22,775     X                       X
SHELL TRANS&TRAD PLC ADR      COMMON STOCK    822703609          601,998      13,525     X                       X
 NY SHS NEW
SMITH INTL INC COM            COMMON STOCK    832110100          230,774       3,800     X                       X
SOUTHTRUST CORP COM           COMMON STOCK    844730101          324,948       7,800     X                       X
SPDR TR UNIT SER 1            COMMON STOCK    78462F103          339,192       3,035     X                       X
STANLEY WKS COM               COMMON STOCK    854616109        1,235,284      29,045     X                       X
STATE STR CORP COM            COMMON STOCK    857477103          847,537      19,844     X                       X
SYMANTEC CORP COM             COMMON STOCK    871503108        3,966,452      72,275     X                       X
TARGET CORP COM               COMMON STOCK    87612E106        3,284,245      72,580     X                       X
TERADYNE INC COM              COMMON STOCK    880770102          360,554      26,907     X                       X
TEVA PHARMACEUTCL INDS ADR    COMMON STOCK    881624209          363,300      14,000     X                       X
TIME WARNER INC COM           COMMON STOCK    887317105          564,061      34,948     X                       X
TOLL BROTHERS INC COM         COMMON STOCK    889478103        1,320,405      28,500     X                       X
TRIBUNE CO NEW COM            COMMON STOCK    896047107        3,247,887      78,928     X                       X

UNITED TECHNOLOGIES CP COM    COMMON STOCK    913017109          857,228       9,180     X                       X
VERIZON COMMUNICATIONS COM    COMMON STOCK    92343V104        3,698,255      93,912     X                       X
VODAFONE GROUP PLC NEW        COMMON STOCK    92857W100          232,372       9,638     X                       X
 SPONSORED ADR
WAL MART STORES INC COM       COMMON STOCK    931142103        2,260,947      42,499     X                       X
WEATHERFORD INTL LTD COM      COMMON STOCK    G95089101        2,659,673      52,130     X                       X
WELLS FARGO & CO NEW COM      COMMON STOCK    949746101        4,733,191      79,376     X                       X
WYETH COM                     COMMON STOCK    983024100          496,261      13,269     X                       X
YUM BRANDS INC COM            COMMON STOCK    988498101          228,509       5,620     X                       X
ZEBRA TECHNOLOGIES CP CL A    COMMON STOCK    989207105        1,128,593      18,498     X                       X
ZIMMER HLDGS INC COM          COMMON STOCK    98956P102        5,286,986      66,890     X                       X

                                                             246,599,743